Federated MDT Balanced Fund
A Portfolio of Federated MDT Series
CLASS A SHARES (TICKER QABGX)
CLASS C SHARES (TICKER QCBGX)
CLASS R SHARES (TICKER QKBGX)
INSTITUTIONAL SHARES (TICKER QIBGX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED sePTEMBER 30, 2012
Under the heading entitled “ Fund Management,” please delete the information regarding Joseph M. Balestrino.
March 25, 2013
Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451575 (3/13)
Federated MDT Balanced Fund
A Portfolio of Federated MDT Series
Class A Shares (TICKER QABGX)
Class C Shares (TICKER QCBGX)
Class R Shares (TICKER QKBGX)
Institutional Shares (TICKER QIBGX)

SUPPLEMENT TO PROSPECTUS DATED september 30, 2012
1. Under the heading entitled “Fund Management,” please delete the information regarding Joseph M. Balestrino.
2. Under the heading entitled “Portfolio Management Information,” please delete the biography of Joseph M. Balestrino.
March 25, 2013
Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451573 (3/13)
Federated MDT Balanced Fund
A Portfolio of Federated MDT Series
CLASS A SHARES (TICKER QABGX)
CLASS C SHARES (TICKER QCBGX)
CLASS R SHARES (TICKER QKBGX)
INSTITUTIONAL SHARES (TICKER QIBGX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED september 30, 2012
Under the heading entitled “ Portfolio Manager Information,” please delete the information related to Joseph M. Balestrino.
March 25, 2013
Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451574 (3/13)